UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
4/30/14 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Aerospace and defense (4.2%)

Boeing Co. (The)	76,500	$9,870,030

General Dynamics Corp.	101,500	11,109,175

Honeywell International, Inc.	91,630	8,512,427

L-3 Communications Holdings, Inc.	80,400	9,275,748

Northrop Grumman Corp.	101,700	12,357,567

Raytheon Co.	105,300	10,054,044

United Technologies Corp.	80,600	9,537,398

		70,716,389
Air freight and logistics (0.2%)

United Parcel Service, Inc. Class B	34,300	3,378,550

		3,378,550
Airlines (1.3%)

American Airlines Group, Inc.(NON)	57,700	2,023,539

Copa Holdings SA Class A (Panama)	20,100	2,719,128

Delta Air Lines, Inc.	187,500	6,905,625

Southwest Airlines Co.	340,500	8,229,885

Spirit Airlines, Inc.(NON)	43,600	2,478,224

		22,356,401
Auto components (1.0%)

Dana Holding Corp.	113,700	2,407,029

Lear Corp.	44,100	3,662,946

Magna International, Inc. (Canada)	38,500	3,772,615

TRW Automotive Holdings Corp.(NON)	95,211	7,650,204

		17,492,794
Automobiles (0.5%)

Ford Motor Co.(S)	250,300	4,042,345

General Motors Co.	126,381	4,357,617

		8,399,962
Banks (7.0%)

Bank of America Corp.	771,342	11,678,118

Citigroup, Inc.	234,417	11,230,918

First Republic Bank	39,800	2,020,248

First Southern Bancorp, Inc. Class B(F)(NON)	186,629	1,138,437

JPMorgan Chase & Co.	774,873	43,377,391

KeyCorp	309,000	4,214,760

PNC Financial Services Group, Inc.	72,700	6,109,708

Regions Financial Corp.	271,100	2,748,954

U.S. Bancorp	101,100	4,122,858

Wells Fargo & Co.	631,798	31,362,453

		118,003,845
Beverages (2.1%)

Coca-Cola Co. (The)	115,300	4,703,087

Coca-Cola Enterprises, Inc.	100,100	4,548,544

Dr. Pepper Snapple Group, Inc.	120,400	6,672,568

PepsiCo, Inc.	214,400	18,414,816

		34,339,015
Biotechnology (2.8%)

Amgen, Inc.	111,300	12,437,775

Biogen Idec, Inc.(NON)	26,300	7,551,256

Celgene Corp.(NON)	81,100	11,922,511

Cubist Pharmaceuticals, Inc.(NON)	27,200	1,905,632

Gilead Sciences, Inc.(NON)	164,200	12,888,058

		46,705,232
Building products (0.1%)

Masco Corp.	113,700	2,284,233

		2,284,233
Capital markets (3.1%)

Ameriprise Financial, Inc.	71,700	8,003,871

Apollo Global Management, LLC Class A	148,300	4,023,379

Artisan Partners Asset Management, Inc. Class A	65,294	3,791,623

Charles Schwab Corp. (The)	141,900	3,767,445

Goldman Sachs Group, Inc. (The)	87,300	13,952,286

KKR & Co. LP	150,200	3,411,042

Legg Mason, Inc.(S)	75,500	3,540,195

Morgan Stanley	166,300	5,143,659

Carlyle Group LP (The) (Partnership shares)	173,353	5,561,164

		51,194,664
Chemicals (1.8%)

CF Industries Holdings, Inc.	19,600	4,805,332

Dow Chemical Co. (The)	196,943	9,827,456

Eastman Chemical Co.	28,300	2,466,911

LyondellBasell Industries NV Class A	61,600	5,698,000

Monsanto Co.	44,400	4,915,080

Potash Corp. of Saskatchewan, Inc. (Canada)(S)	70,100	2,534,816

		30,247,595
Commercial services and supplies (0.8%)

Cintas Corp.	66,900	3,942,417

KAR Auction Services, Inc.	65,862	1,961,370

MiX Telematics, Ltd. ADR (South Africa)(NON)	152,333	1,599,497

Pitney Bowes, Inc.(S)	165,600	4,438,080

Tyco International, Ltd.	39,200	1,603,280

		13,544,644
Communications equipment (2.4%)

Applied Optoelectronics, Inc.(NON)	81,568	1,835,280

Cisco Systems, Inc.	884,000	20,429,240

Qualcomm, Inc.	226,200	17,804,202

		40,068,722
Construction and engineering (0.3%)

Fluor Corp.	58,100	4,398,170

		4,398,170
Consumer finance (1.4%)

Ally Financial, Inc.(F)(NON)	75,654	1,827,044

American Express Co.	56,700	4,957,281

Capital One Financial Corp.	85,300	6,303,670

Discover Financial Services	120,800	6,752,720

Santander Consumer USA Holdings, Inc.(NON)	144,261	3,280,495

		23,121,210
Containers and packaging (0.6%)

Owens-Illinois, Inc.(NON)	127,000	4,036,060

Rock-Tenn Co. Class A	31,600	3,021,276

Sealed Air Corp.	103,900	3,564,809

		10,622,145
Diversified financial services (0.8%)

Berkshire Hathaway, Inc. Class B(NON)	44,280	5,705,478

McGraw-Hill Financial, Inc.	48,100	3,556,033

Moody's Corp.	43,400	3,406,900

		12,668,411
Diversified telecommunication services (1.5%)

AT&T, Inc.(S)	165,305	5,901,389

Iridium Communications, Inc.(NON)(S)	506,197	3,376,334

Verizon Communications, Inc.	335,521	15,678,896

		24,956,619
Electric utilities (0.6%)

Edison International	83,300	4,711,448

Entergy Corp.	25,100	1,819,750

Exelon Corp.	92,800	3,250,784

		9,781,982
Electrical equipment (0.2%)

Generac Holdings, Inc.(S)	60,400	3,556,352

		3,556,352
Electronic equipment, instruments, and components (0.4%)

CDW Corp. of Delaware	225,668	6,361,581

		6,361,581
Energy equipment and services (2.7%)

Baker Hughes, Inc.	23,700	1,656,630

Halliburton Co.	143,700	9,063,159

Helmerich & Payne, Inc.(S)	42,100	4,574,165

Nabors Industries, Ltd.	212,800	5,430,656

National Oilwell Varco, Inc.	54,200	4,256,326

Schlumberger, Ltd.	197,224	20,028,097

		45,009,033
Food and staples retail (2.4%)

CVS Caremark Corp.	263,910	19,191,535

Kroger Co. (The)	219,700	10,114,988

Wal-Mart Stores, Inc.(S)	138,200	11,015,922

		40,322,445
Food products (1.0%)

Amira Nature Foods, Ltd. (United Arab Emirates)(NON)(S)	167,206	2,601,725

Archer Daniels-Midland Co.	123,600	5,405,028

Kellogg Co.	32,600	2,178,658

Pinnacle Foods, Inc.	88,300	2,684,320

Tyson Foods, Inc. Class A	85,800	3,601,026

		16,470,757
Gas utilities (0.3%)

UGI Corp.(S)	93,600	4,370,184

		4,370,184
Health-care equipment and supplies (1.8%)

Baxter International, Inc.	65,900	4,796,861

Covidien PLC	88,100	6,277,125

Medtronic, Inc.	156,600	9,211,212

St. Jude Medical, Inc.	90,300	5,731,341

Zimmer Holdings, Inc.	48,600	4,704,480

		30,721,019
Health-care providers and services (2.4%)

Cardinal Health, Inc.	90,800	6,311,508

Express Scripts Holding Co.(NON)	38,700	2,576,646

Humana, Inc.	33,300	3,654,675

McKesson Corp.	54,600	9,237,774

UnitedHealth Group, Inc.	135,600	10,175,424

WellPoint, Inc.	83,900	8,447,052

		40,403,079
Hotels, restaurants, and leisure (2.3%)

Carrols Restaurant Group, Inc.(NON)	767,000	5,146,570

Hilton Worldwide Holdings, Inc.(NON)	131,222	2,864,576

International Game Technology (IGT)	141,300	1,773,315

Intrawest Resorts Holdings, Inc.(NON)	128,400	1,456,056

Las Vegas Sands Corp.	47,800	3,782,414

McDonald's Corp.	71,300	7,228,394

MGM Resorts International(NON)	103,200	2,603,736

Penn National Gaming, Inc.(NON)	240,500	2,683,980

Red Robin Gourmet Burgers, Inc.(NON)(S)	27,500	1,869,450

Wyndham Worldwide Corp.	45,400	3,238,836

Wynn Resorts, Ltd.	29,200	5,953,588

		38,600,915
Household durables (0.7%)

New Home Co., Inc. (The)(NON)	193,047	2,654,396

WCI Communities, Inc.(NON)	81,130	1,555,262

Whirlpool Corp.	44,000	6,748,720

		10,958,378
Household products (0.9%)

Energizer Holdings, Inc.	21,000	2,345,490

Procter & Gamble Co. (The)	147,900	12,209,145

		14,554,635
Independent power and renewable electricity producers (0.7%)

AES Corp.	349,662	5,052,616

NRG Energy, Inc.	185,800	6,079,376

		11,131,992
Industrial conglomerates (1.2%)

General Electric Co.	561,100	15,087,979

Siemens AG (Germany)	40,462	5,334,274

		20,422,253
Insurance (2.5%)

Allstate Corp. (The)	60,400	3,439,780

American International Group, Inc.	156,650	8,322,815

Genworth Financial, Inc. Class A(NON)	231,100	4,125,135

Hartford Financial Services Group, Inc. (The)	73,000	2,618,510

Lincoln National Corp.(S)	131,000	6,354,810

MetLife, Inc.	149,466	7,824,545

Travelers Cos., Inc. (The)	67,200	6,086,976

Unum Group.	95,200	3,162,544

		41,935,115
Internet and catalog retail (0.8%)

Amazon.com, Inc.(NON)	15,900	4,835,667

Bigfoot GmbH (acquired 8/2/13, cost $1,538,743) (Private) (Brazil)(F)(RES)(NON)	70	1,044,930

Priceline Group, Inc. (The)(NON)	6,400	7,409,600

		13,290,197
Internet software and services (2.9%)

eBay, Inc.(NON)	73,700	3,819,871

Facebook, Inc. Class A(NON)	96,100	5,744,858

Google, Inc. Class A(NON)	26,594	14,224,599

Google, Inc. Class C(NON)	27,494	14,479,990

VeriSign, Inc.(NON)	62,500	2,948,750

Yahoo!, Inc.(NON)	197,400	7,096,530

		48,314,598
IT Services (3.1%)

Accenture PLC Class A	32,200	2,583,084

Alliance Data Systems Corp.(NON)(S)	25,200	6,095,880

Computer Sciences Corp.	145,700	8,622,526

IBM Corp.(S)	74,900	14,715,603

MasterCard, Inc. Class A	95,100	6,994,605

Visa, Inc. Class A	39,700	8,043,617

Xerox Corp.	340,500	4,116,645

		51,171,960
Life sciences tools and services (0.7%)

Agilent Technologies, Inc.	68,800	3,717,952

PerkinElmer, Inc.	59,600	2,501,412

Thermo Fisher Scientific, Inc.	42,000	4,788,000

		11,007,364
Machinery (1.1%)

Caterpillar, Inc.	72,600	7,652,040

Deere & Co.(S)	31,600	2,949,544

Parker Hannifin Corp.	27,900	3,539,952

Trinity Industries, Inc.(S)	54,500	4,090,770

		18,232,306
Media (3.5%)

CBS Corp. Class B (non-voting shares)	66,700	3,852,592

Comcast Corp. Class A	258,500	13,379,960

DIRECTV(NON)	77,100	5,982,960

DISH Network Corp. Class A(NON)	58,900	3,349,054

Omnicom Group, Inc.	56,200	3,803,616

SFX Entertainment, Inc.(NON)(S)	170,251	1,116,847

Time Warner Cable, Inc.	48,400	6,846,664

Viacom, Inc. Class B	84,600	7,189,308

Walt Disney Co. (The)	161,000	12,773,740

		58,294,741
Metals and mining (0.5%)

ArcelorMittal SA (France)(S)	157,800	2,564,250

Cliffs Natural Resources, Inc.(S)	124,500	2,206,140

Freeport-McMoRan Copper & Gold, Inc. (Indonesia)	112,500	3,866,625

		8,637,015
Multiline retail (0.8%)

Macy's, Inc.	146,100	8,390,523

Target Corp.	82,500	5,094,375

		13,484,898
Oil, gas, and consumable fuels (7.6%)

BP PLC ADR (United Kingdom)	68,400	3,462,408

Cabot Oil & Gas Corp.	85,100	3,342,728

Chesapeake Energy Corp.	156,100	4,487,875

Chevron Corp.	131,400	16,493,328

Continental Resources, Inc.(NON)(S)	34,100	4,723,532

Devon Energy Corp.	78,900	5,523,000

Energy Transfer Equity LP	53,000	2,469,270

EOG Resources, Inc.	103,000	10,094,000

Exxon Mobil Corp.	252,325	25,840,603

Hess Corp.	49,900	4,449,084

Marathon Oil Corp.	78,100	2,823,315

Marathon Petroleum Corp.	40,400	3,755,180

Midcoast Energy Partners LP	152,235	3,330,902

Occidental Petroleum Corp.	196,000	18,767,000

QEP Resources, Inc.	264,400	8,114,436

Royal Dutch Shell PLC ADR (United Kingdom)	68,646	5,405,186

Suncor Energy, Inc. (Canada)	116,500	4,496,900

World Point Terminals LP (Units)	63,795	1,407,956

		128,986,703
Paper and forest products (0.2%)

International Paper Co.	73,500	3,428,775

		3,428,775
Personal products (0.4%)

Coty, Inc. Class A	272,020	4,365,921

Herbalife, Ltd.	46,465	2,786,971

		7,152,892
Pharmaceuticals (6.5%)

AbbVie, Inc.	239,300	12,462,744

AstraZeneca PLC (United Kingdom)	76,376	6,032,967

Eli Lilly & Co.	158,000	9,337,800

Jazz Pharmaceuticals PLC(NON)	30,832	4,159,237

Johnson & Johnson	245,100	24,826,179

Merck & Co., Inc.	287,600	16,841,856

Mylan, Inc.(NON)	62,400	3,168,672

Pfizer, Inc.	830,826	25,988,237

Shire PLC ADR (United Kingdom)	32,400	5,564,700

		108,382,392
Professional services (0.3%)

ManpowerGroup, Inc.	55,800	4,538,772

		4,538,772
Real estate investment trusts (REITs) (0.6%)

American Tower Corp.	44,100	3,683,232

Armada Hoffler Properties, Inc.	387,244	3,748,522

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	137,336	1,815,582

		9,247,336
Real estate management and development (0.2%)

CBRE Group, Inc. Class A(NON)	98,400	2,621,376

		2,621,376
Road and rail (0.5%)

Union Pacific Corp.	42,300	8,055,189

		8,055,189
Semiconductors and semiconductor equipment (2.0%)

Intel Corp.	376,900	10,059,461

Marvell Technology Group, Ltd.	228,700	3,627,182

Micron Technology, Inc.(NON)	292,400	7,637,488

NVIDIA Corp.	196,900	3,636,743

Texas Instruments, Inc.	166,400	7,562,880

		32,523,754
Software (4.7%)

Activision Blizzard, Inc.	111,400	2,229,114

Electronic Arts, Inc.(NON)(S)	116,300	3,291,290

Microsoft Corp.	851,300	34,392,520

Oracle Corp.	680,300	27,810,664

Symantec Corp.	228,000	4,623,840

Synopsys, Inc.(NON)	83,000	3,122,460

TiVo, Inc.(NON)	301,200	3,572,232

		79,042,120
Specialty retail (2.3%)

Bed Bath & Beyond, Inc.(NON)	71,800	4,460,934

Best Buy Co., Inc.	90,300	2,341,479

Gap, Inc. (The)	93,100	3,658,830

Home Depot, Inc. (The)	132,600	10,543,026

Lowe's Cos., Inc.	153,600	7,051,776

Office Depot, Inc.(NON)	614,000	2,511,260

Select Comfort Corp.(NON)(S)	187,276	3,445,878

TJX Cos., Inc. (The)	82,600	4,805,668

		38,818,851
Technology hardware, storage, and peripherals (5.2%)

Apple, Inc.	85,967	50,728,265

EMC Corp.	419,700	10,828,260

Hewlett-Packard Co.	237,392	7,848,180

NetApp, Inc.	54,300	1,933,623

SanDisk Corp.	77,199	6,559,599

Western Digital Corp.	93,300	8,222,529

		86,120,456
Textiles, apparel, and luxury goods (0.9%)

Hanesbrands, Inc.	50,200	4,120,918

Michael Kors Holdings, Ltd.(NON)	40,200	3,666,240

NIKE, Inc. Class B	72,000	5,252,400

Tumi Holdings, Inc.(NON)	90,900	1,856,178

		14,895,736
Tobacco (2.2%)

Altria Group, Inc.	375,700	15,069,327

Lorillard, Inc.	52,900	3,143,318

Philip Morris International, Inc.	215,200	18,384,536

		36,597,181
Trading companies and distributors (0.4%)

Air Lease Corp.	63,799	2,288,470

United Rentals, Inc.(NON)	37,900	3,556,157

		5,844,627
Wireless telecommunication services (0.2%)

Vodafone Group PLC ADR (United Kingdom)	82,445	3,129,612

		3,129,612

Total common stocks (cost $1,361,470,114)		$1,660,917,172

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Iridium Communications, Inc. 144A $7.00 cv. pfd.	27,936	$2,646,936

Total convertible preferred stocks (cost $2,793,600)		$2,646,936

SHORT-TERM INVESTMENTS (4.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	68,469,981	$68,469,981

Putnam Short Term Investment Fund 0.06%(AFF)	1,935,938	1,935,938

Total short-term investments (cost $70,405,919)		$70,405,919

TOTAL INVESTMENTS

Total investments (cost $1,434,669,633)(b)		$1,733,970,027

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through April 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,667,158,772.
(b)	The aggregate identified cost on a tax basis is $1,435,525,986, resulting in gross unrealized appreciation and depreciation of $353,253,111 and $54,809,070, respectively, or net unrealized appreciation of $298,444,041.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,044,930, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$13,896,753	$170,419,322	$182,380,137	$5,308	$1,935,938
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $68,469,981, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $67,511,948.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$213,191,542	$—	$1,044,930
Consumer staples	149,436,925	—	—
Energy	173,995,736	—	—
Financials	255,826,476	2,965,481	—
Health care	231,186,119	6,032,967	—
Industrials	171,993,612	5,334,274	—
Information technology	343,603,191	—	—
Materials	52,935,530	—	—
Telecommunication services	28,086,231	—	—
Utilities	25,284,158	—	—
Total common stocks	1,645,539,520	14,332,722	1,044,930
Convertible preferred stocks	—	2,646,936	—
Short-term investments	1,935,938	68,469,981	—

Totals by level	$1,647,475,458	$85,449,639	$1,044,930

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2014